Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details)	12 Months Ended
Mar. 31, 2026
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease terms
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment, useful life	2 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment, useful life	10 years
Office equipment, furniture and fixtures [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment, useful life	2 years
Office equipment, furniture and fixtures [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment, useful life	5 years
Motor vehicle [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment, useful life	4 years
Land [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment indefinite useful life	Indefinite